Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
The Company follows the provisions of FASB ASC Topic 820 for financial assets and liabilities. FASB ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. If a financial instrument uses inputs that fall in different levels of the hierarchy, the instrument will be categorized based upon the lowest level of input that is significant to the fair value calculation. Valuations for fund investments such as common/collective trusts and registered investment companies, which do not have readily determinable fair values, are typically estimated using a net asset value provided by a third party as a practical expedient.
The levels of inputs used to measure fair value are as follows:
Level 1 - unadjusted quoted prices for identical assets or liabilities in active markets accessible by the Company
Level 2 - inputs that are observable in the marketplace other than those inputs classified as Level 1
Level 3 - inputs that are unobservable in the marketplace and significant to the valuation
The Company’s financial assets and liabilities measured at fair value on a recurring basis include securities available for sale and derivative financial instruments. Securities available for sale include US corporate bonds and equity securities. Derivative financial instruments include interest rate swaps and foreign currency forwards and swaps.
Marketable Securities. Where possible, the Company utilizes quoted prices in active markets to measure debt and equity securities; such items are classified as Level 1 in the hierarchy and include equity securities. When quoted market prices for identical assets are unavailable, varying valuation techniques are used. Common inputs in valuing these assets include, among others, benchmark yields, issuer spreads and recently reported trades. Such assets are classified as Level 2 in the hierarchy and typically include corporate bonds. Mutual funds are valued at the net asset value per share or unit multiplied by the number of shares or units held as of the measurement date.
Derivatives. Derivative financial instruments are valued in the market using discounted cash flow techniques. These techniques incorporate Level 1 and Level 2 inputs such as interest rates and foreign currency exchange rates. These market inputs are utilized in the discounted cash flow calculation considering the instrument’s term, notional amount, discount rate and credit risk. Significant inputs to the derivative valuation for interest rate swaps and foreign currency forwards and swaps are observable in the active markets and are classified as Level 2 in the hierarchy.
Assets and liabilities measured at fair value on a recurring basis are as follows:

		Fair Value Measurement
		Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Total
		As of December 31,
	Balance Sheet Classification	2012	2011	2012	2011	2012	2011
		(In $ millions)
Mutual funds	Marketable securities, at fair value	53	64	—	—	53	64
Derivatives Not Designated as Hedges
Foreign currency forwards and swaps	Current Other assets	—	—	2	9	2	9
Total assets		53	64	2	9	55	73
Derivatives Designated as Cash Flow Hedges
Interest rate swaps	Current Other liabilities	—	—	(10)	(21)	(10)	(21)
Interest rate swaps	Noncurrent Other liabilities	—	—	(7)	(13)	(7)	(13)
Derivatives Not Designated as Hedges
Interest rate swaps	Current Other liabilities	—	—	(5)	(2)	(5)	(2)
Interest rate swaps	Noncurrent Other liabilities	—	—	(1)	—	(1)	—
Foreign currency forwards and swaps	Current Other liabilities	—	—	(8)	(3)	(8)	(3)
Total liabilities		—	—	(31)	(39)	(31)	(39)

Carrying values and fair values of financial instruments that are not carried at fair value in the consolidated balance sheets are as follows:

			Fair Value Measurement
	Carrying Amount		Significant Other Observable Inputs (Level 2)		Unobservable Inputs (Level 3)		Total
	As of December 31,
	2012	2011	2012	2011	2012	2011	2012	2011
	(In $ millions)
Cost investments	156	147	—	—	—	—	—	—
Insurance contracts in nonqualified trusts	66	69	66	69	—	—	66	69
Long-term debt, including current installments of long-term debt	2,990	2,911	2,886	2,719	244	248	3,130	2,967

In general, the cost investments included in the table above are not publicly traded and their fair values are not readily determinable; however, the Company believes the carrying values approximate or are less than the fair values. Insurance contracts in nonqualified trusts consist of long-term fixed income securities, which are valued using independent vendor pricing models with observable inputs in the active market and therefore represent a Level 2 measurement. The fair value of long-term debt is based on valuations from third-party banks and market quotations and is classified as Level 2 in the hierarchy. The fair value of obligations under capital leases is based on lease payments and discount rates, which are not observable in the market and therefore represents a Level 3 measurement.
As of December 31, 2012 and 2011, the fair values of cash and cash equivalents, receivables, trade payables, short-term borrowings and the current installments of long-term debt approximate carrying values due to the short-term nature of these instruments. These items have been excluded from the table with the exception of the current installments of long-term debt. Additionally, certain noncurrent receivables, principally insurance recoverables, are carried at net realizable value.